Commitments and contingent obligations - Schedule of Outstanding Commitments for Purchase of Additional Vessels and Installment Payments for Vessels (Detail) (USD $)
In Thousands, unless otherwise specified
Dec. 31, 2012
Contingencies And Commitments [Line Items]
2013	$ 50,600
2014	209,440
Purchase obligations for additional vessels	$ 260,040